Organization and Principal Activities	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Nature of operations

QuantaSing Group Limited (the “Company” or “QuantaSing”) was incorporated in the Cayman Islands on February 9, 2022 as an exempted company with limited liability.

The Company’s predecessors were Witty network Limited (“Witty network”, or “WN”), and EW Technology Limited (“EW”) (collectively referred to as the “Predecessors”), both of which were incorporated in the Cayman Islands. The Company (and its Predecessors prior to the reorganization), through its subsidiaries and the consolidated variable interest entities (“VIEs”) for which the Company (and its Predecessors) has a controlling financial interest and is the primary beneficiary (together, the “Group”), is principally engaged in the operation of an online platform to provide individual online learning services to the individual learners and enterprise services to financial intermediary enterprises (the “Listing Businesses” or the “Learning service and others”) in the People’s Republic of China (the “PRC”, references to “PRC” are to the People’s Republic of China, excluding, for the purposes of the financial statements only, Taiwan, Hong Kong and Macau). In early 2023, the Group began to engage in consumer business through e-commerce.

The Company became the ultimate holding company of the subsidiaries and ultimate beneficial owner of the VIE comprising the Group upon the completion of the reorganization as described in Note 1 (b).

(b)	Reorganization

In preparation for the initial listing of the Company’s shares (the “Listing”), a group reorganization was undertaken pursuant to which the Listing Businesses were transferred to a new holding structure under the Company (the “Reorganization”).

Step 1 Reorganization

WN was incorporated on January 13, 2017 and undertook a series of financing activities by issuing preferred shares to institutional investors and granted share options to its employees. WN operated its business in the PRC through its subsidiaries and the consolidated VIEs (collectively, the “WN Group”). WN Group operated certain non-listing businesses (the “Old Business”) which was discontinued by the end of June 2019. Since July 2019, WN Group shifted its business strategy and started to operate the Listing Businesses.

Main subsidiaries and consolidated VIEs of WN included:

	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest		Principal activities

Wholly owned subsidiaries:
Beijing Erwan Technology Limited (“Beijing Erwan”, or the “WN WFOE”)	March 27, 2017	The PRC	100%		Investment holding

VIEs:
Feierlai (Beijing) Technology Limited (“Beijing Feierlai”, or the “VIE 1”, or the “VIE” after the Reorganization)	July 27, 2016	The PRC	100	%*	Listing Businesses
Beijing Dianfengtongdao Technology Limited (“Beijing Dianfeng”, or the “WN VIE”)	April 25, 2017	The PRC	100	%*	Listing Businesses, Old Business

*	WN WFOE had 100% of beneficial interests in these consolidated VIEs.

EW was incorporated on April 15, 2021. EW, together with its subsidiaries and the consolidated VIEs (collectively, the “EW Group”) are established to enable a reorganization, through which they assumed the Listing Businesses previously operated by WN Group (the “Step 1 Reorganization”).

To effect the Step 1 Reorganization, the following steps were undertaken:

(a)	During the period from February to May 2021, EW, through its subsidiaries in the BVI and Hong Kong, created a subsidiary, Beijing Liangzizhige Technology Limited (“Beijing Liangzi”, or the “EW WFOE”, or the “WFOE”) in the PRC.

(b)	On May 20, 2021, the EW WFOE, VIE 1, and legal shareholder of VIE 1, which is an entity controlled by Mr. Peng Li, the founder of the Group (the “Founder”), entered into a series of new contractual arrangements, which enables EW WFOE to consolidate VIE 1.

(c)	Certain key employees, contracts, operating assets and liabilities of the WN WFOE, WN VIE and its subsidiaries related to Listing Businesses were transferred to EW WFOE and VIE 1. However, there continued to have small amount of Listing Businesses in WN Group after May 2021.

(d)	EW issued ordinary shares and preferred shares on May 31, 2021 to mirror the number and terms of ordinary shares and preferred shares originally issued by WN. EW also issued share options to mirror the number of the share options originally granted by WN (Refer to Note 15 for the modification of the vesting terms of the share options).

The Step 1 Reorganization was completed on May 31, 2021.

After the Step 1 Reorganization, EW Group developed insurance brokerage business (the “Brokerage Business”) in addition to the Listing Businesses. Brokerage Business was conducted through Beijing ChangYou Star Network Technology Co., Ltd. (“Changyou Star”), a subsidiary of VIE 1 established for investment holding, and its subsidiary Beijing Baichuan Insurance Brokerage Co., Ltd. (collectively referred to as “Baichuan”).

Step 2 Reorganization

On February 9, 2022, the Company was incorporated in the Cayman Islands. The Company was established to enable another reorganization, through which it assumed the Listing Businesses previously operated by EW Group and WN Group (the “Step 2 Reorganization”).

To effect the Step 2 Reorganization, the following steps were undertaken:

(a)	On March 1, 2022, the VIE 1 disposed of its interest in Baichuan to an entity controlled by the Founder, who in turn was holding the interest in this subsidiary on behalf of all shareholders of the Company.

(b)	On May 16, 2022, EW transferred all equity interest in its BVI subsidiary, which holds EW WFOE and controlling financial interest in VIE 1 and its subsidiaries, to the Company. As a result, the Company in return became the ultimate holding company of the subsidiaries and the consolidated VIE conducing the Listing Businesses.

(c)	The portion of the Listing Businesses remained in WN Group (including those operated through WN WFOE, WN VIE and its subsidiaries) was also transferred to the Company’s subsidiaries and the consolidated VIE (including its subsidiaries).

(d)	On May 31, 2022, certain ordinary shares and preferred shares of the Company were issued in connection with the Step 2 Reorganization to mirror the number and terms of ordinary shares and preferred shares originally issued by EW. The share options of the Company were also issued in connection with the Step 2 Reorganization to mirror the number and vesting terms of the share options originally granted by EW.

The Step 2 Reorganization was completed on May 31, 2022.

As of June 30, 2024, the Company’s major subsidiaries, the VIEs and VIEs’ subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%	Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%	Investment holding
Rare River Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
Rare River Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
Rare River Technology (HK) Limited	March 6, 2024	Hong Kong	100%	Investment holding
CreaVerse Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
CreaVerse Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
CreaVerse Technology (Singapore) Pte. Limited	February 26, 2024	Singapore	100%	Investment holding
CreaVerse Technology (HK) Limited	March 11, 2024	Hong Kong	100%	Investment holding
Wholly owned subsidiaries (onshore):
Beijing Liangzizhige Technology Limited. (the “EW WFOE”, or the “WFOE 1”)	March 19, 2021	The PRC	100%	Technical consulting and related service
Beijing Chuangyuqizhi Technology Co., Ltd. (the “WFOE 2”)	April 26, 2024	The PRC	100%	Technical consulting and related service
Beijing Ziranzhilu Liquor Industry Co., Ltd.	April 26, 2024	The PRC	100%	Consumer business
Qiniuyouxuan (Beijing) Technology Co., Ltd.	March 23, 2023	The PRC	100%	Consumer business
VIEs:
Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”)	July 27, 2016	The PRC	100%*	Online learning services
Beijing Zhixueduxing Technology Co., Ltd. (the “VIE 2”)	March 23, 2023	The PRC	100%*	Technology service
VIEs’ subsidiaries:
Beijing Shijiwanhe Information Consulting Limited	August 28, 2019	The PRC	100%*	Online learning services
Beijing Denggaoerge Network Technology Limited	December 24, 2020	The PRC	100%*	Online learning services
Anhui Denggaoerge Network Technology Co., Ltd.	February 12, 2023	The PRC	100%*	Online learning services

*	The WFOEs have 100% of beneficial interests in the consolidated VIEs (including their subsidiaries).

Basis of Presentation for the Reorganization

The Reorganization consists of transferring the Listing Businesses to the Group, which is owned by the same group of shareholders (collectively referred to as the “Parent Company”) of the Company and the Predecessors immediately before and after the Reorganization. Both Step 1 Reorganization and Step 2 Reorganization are considered as a non-substantive capital transaction of the Listing Businesses, as the shareholder ownership percentages immediately before and after these two steps of the Reorganizations were the same. Accordingly, the Reorganization is accounted for in a manner similar to a common control transaction because it is determined that the transfers lack economic substance. Therefore, the accompanying consolidated financial statements of the Group include the assets, liabilities, revenue, expenses, and cash flows that are directly attributable to the Listing Businesses for the periods presented and are prepared as if the corporate structure of the Company after the Reorganization had been in existence throughout the periods presented.

The assets and liabilities are generally stated at historical carrying amounts. Those assets and liabilities that are specifically related to the Listing Businesses are included in the Group’s consolidated balance sheets. Income tax payable is calculated on a separate return basis as if the Group had filed separate tax returns. The Group’s statement of operations and comprehensive (loss)/income consists of all the revenues, costs, and expenses of the Listing Businesses, including allocations to the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by the Predecessors but related to the Listing Businesses. These allocated costs and expenses are primarily related to office rental expenses, office utilities, information technology support and certain corporate functions, including senior management, finance, legal and human resources, as well as share-based compensation expenses.

Generally, the costs and expenses identified as relating to the Listing Businesses were allocated to the Group; the costs of shared employees were allocated to the Group based on the Group’s headcount as a proportion of total headcount in the Predecessors group; share based compensation expenses were allocated to the Group based on the compensation expenses attributable to employees of the Listing Businesses. These allocations are made on a basis considered reasonable by management. Such presentation may not necessarily reflect the results of operations, financial position and cash flows of the Group had it existed on a stand-alone basis during the period presented.

The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from the Predecessors for the years ended June 30, 2022:

For the year ended June 30, 2022:	Share based compensation	Others	Total
	RMB	RMB	RMB

Cost of revenues	10,984	77	11,061
Sales and marketing expenses	32,406	7,172	39,578
Research and development expenses	30,986	338	31,324
General and administrative expenses	26,612	2,065	28,677
Total	100,988	9,652	110,640

Out of the total costs and expenses of RMB110,640 allocated from the Predecessors for the year ended June 30, 2022, RMB100,988 is for share based compensation expenses which are recorded as a contribution from the Predecessors. The remaining allocated expenses of RMB9,652 were deemed to be a contribution from the Predecessors as they were agreed to be waived by Predecessors.

As the Reorganization qualifies as a non-substantive transaction with high degree of common ownership, the carrying value of the equity of the Listing Businesses immediately before the Step 2 Reorganization was carried forward to the total equity of the Company immediately after the Reorganization. Considering that a material part of the Listing Businesses was a carve-out business of a larger entity, the Company has determined it was most appropriate not to retrospectively adjust the equity structure for periods before the Step 2 Reorganization completion date, and that the Company’s equity other than accumulated other comprehensive income/(loss) was presented as a single financial statement line item as “Parent Company’s investment” in the balance sheets, and the contribution from or distribution to Predecessors were presented as “Parent Company’s contribution” or “Distribution to Parent Company” in the statements of changes in invested deficit. The Company did not record any ordinary shares or preferred shares on its balance sheet before the Step 2 Reorganization completion.

Upon the date of completion of the Step 2 Reorganization, the following equity line items were initially recognized as follows: (i) ordinary shares based on par value of the shares; (ii) preferred shares based on the portion of the historical carrying value of the Predecessors’ preferred shares attributable to the Listing Businesses using a relative fair value method; (iii) the accumulated deficit was presented based on Listing Businesses’ historical earnings or losses; and (iv) with the amounts allocated to ordinary shares and preferred shares, the debit was recorded in the accumulated deficit. Refer to Note 16 and Note 17 for details of ordinary shares and preferred shares.

In computing basic and diluted (loss)/income per share for the year ended June 30, 2022, the Reorganization was accounted for in a manner similar to a stock split or stock dividend. Thus, the number of the ordinary shares and preferred shares newly issued by the Company was retrospectively included since the beginning of the earliest period presented or the original issuance date of particular classes of shares by Predecessors, whichever is later, for the purpose of calculating the loss per ordinary share for the period before completion of the Reorganization. Accretion and deemed dividend incurred by Predecessors’ preferred shares were allocated to the Listing Businesses based on the relative fair value of the Listing Businesses and the Predecessors group. Refer to Note 18 for details.

For purposes of presentation in the consolidated statements of cash flows for the year ended June 30, 2022, the cash flow from Predecessors to support the Listing Businesses is presented as contribution from Predecessors or Proceeds from loans from Predecessors depending on whether they were agreed to be waived by Predecessors, which is included in cash flows from financing activities.

Intra-Group Equity Transaction

During the year ended June 30, 2024, for the purpose of business expansion and diversification strategies, the Group undertook corporate restructuring, involving: (i) the equity transfer of Qiniuyouxuan (Beijing) Technology Co., Ltd. from VIE 1 to Beijing Ziranzhilu Liquor Industry Co., Ltd., executed through a two-step procedure; (ii) subsequent to the equity transfer of VIE3 from VIE1 to its current legal shareholder, WFOE 2, VIE3 and its current legal shareholder (the same shareholder as VIE1) entered into a similar series of contractual arrangements, enabling WFOE2 to consolidate VIE 2.

(c)	Variable interest entity (including the portion of Listing Businesses in the WN VIE before the Reorganization)

(1)	Summary of the VIE contractual arrangements (the “VIE Contractual Agreements”)

The Company’s subsidiary Beijing Liangzizhige Technology Limited, or the WFOE 1, has entered into a series of contractual arrangements with the VIE 1 and its shareholder, Shenzhen Erwan Education Technology Limited, an entity controlled by the Founder, which were effective in May 2021. In addition, the Company’s subsidiary Beijing Chuangyuqizhi Technology Co., Ltd., or the WFOE 2, has entered into a similar series of contractual arrangements with VIE 2 and its shareholder, Shenzhen Erwan Education Technology Limited, which were effective in May 2024. These contractual agreements are collectively referred to as the VIE Contractual Agreements. Through the VIE Contractual Agreements, the Company is able to consolidate the financial statements of the VIEs and receives substantially all its economic benefits and residual returns. Prior to the VIE Contractual Agreements, the WN WFOE also entered into similar contractual arrangements with the VIE 1 and WN VIE, and their shareholders, the terms of which are substantially the same as the VIE Contractual Agreements. The contractual agreements among WN WFOE, VIE 1 and its shareholder were terminated immediately before the effectiveness of the VIE Contractual Agreements.

Voting Rights Proxy Agreements

Pursuant to the voting rights proxy agreement entered into by and among the WFOEs, the VIEs and their shareholders, the shareholders of the VIEs irrevocably appointed and authorized the WFOEs or their designees to act on their behalf as exclusive agent and attorney, to the extent permitted by PRC law, with respect to all matters concerning all equity interests held by such shareholders in the VIEs, including but not limited to the power to (1) attend shareholders’ meetings, (2) exercise all shareholder’s rights and shareholder’s voting rights that they are entitled under relevant PRC laws and regulations and the articles of association of the VIEs, including but not limited to the right to sell, transfer, pledge or dispose of all the equity interests held in part or in whole, and (3) designate and appoint on their behalf the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIEs. The voting rights proxy agreements are irrevocable and continuously effective from the execution date until the entire equity interests in the VIEs have been transferred to the WFOEs or their designee pursuant to the exclusive option agreement or unless otherwise agreed to with written consent by all parties.

Exclusive consultancy and service agreements

Pursuant to the exclusive consultancy and service agreements entered into by and between the WFOEs and the VIEs, the WFOEs have the exclusive right, during the term of the exclusive consultancy and service agreements, to provide or designate their affiliates to provide complete business support and technical and consulting services to the VIEs. In exchange, the VIEs shall pay the WFOEs in an amount equals to the VIEs’ revenues minus any turnover tax, total costs incurred by the VIEs, any provisions for statutory reserves and retained earnings, which should be paid on a quarterly basis. The retained earnings should be zero unless the WFOEs agrees in writing for any other amount. The WFOEs have the right to adjust the above service fee at their sole discretions without prior consent of the VIEs. The WFOEs shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the agreement. The exclusive consultancy and service agreements shall remain effective for ten years from the execution date and shall be extended for another ten years unless confirmed otherwise in writing by the WFOEs within three months prior to the expiration date.

Exclusive option agreements

Under the exclusive option agreements entered into by and between the WFOEs, the VIEs and its shareholders, the shareholders of the VIEs irrevocably granted the WFOEs an exclusive right to purchase, or designate any third-party to purchase, all of its equity interests in the VIEs at any time in part or in whole at the sole and absolute discretion of the WFOEs to the extent permitted by PRC law and at a purchase price equal to the lowest price permitted by the then-applicable PRC law and regulations at the time of exercise of the options. The shareholders of the VIEs shall give all considerations they received within 10 days from the exercise of the options to the WFOEs or its designee(s). Without the prior written consent of the WFOEs, the VIEs and/or their shareholders shall not, among others (1) transfer or otherwise dispose of any equity, assets or business of the VIEs, or create any pledge or encumbrance on any equity, assets or business of the VIEs, (2) increase or decrease the VIEs’ registered capital or change its structure of registered capital, (3) sell, transfer, mortgage, or dispose of in any other manner outside of ordinary course of business any assets of the VIEs or any legal or beneficial interests in the material business or revenues of the VIEs, or allow any encumbrances thereon of any security interests, (4) enter into any major contracts or terminate any material contracts to which the VIEs are one of the parties, or enter into any other contract that may result in any conflicts with the VIEs’ existing materials contacts, (5) carry out any transactions that may substantially affect the VIEs’ assets, business operations, shareholding structure, or equity investment in third-party entities, (6) appointment or replacement of any director, supervisor, or any management who could be appointed or dismissed by shareholders of the VIEs, (7) declare or distribute dividends, (8) dissolute or liquate or terminate the VIEs, (9) amend the VIEs’ articles of association, or (10) allow the VIEs to incur any borrowings or loans. These agreements shall remain in effect until all equity interests in the VIEs have been transferred to the WFOEs and/or their designee(s) pursuant to this agreement.

Equity pledge agreements

Under the equity pledge agreements entered into by and among the WFOEs, the VIEs and their shareholders, the shareholders of the VIEs agree to pledge all of its equity interests in the VIEs to the WFOEs as security for performance of the respective obligations of the VIEs and their shareholders hereunder and under the exclusive option agreements, the voting rights proxy agreements and the exclusive consultancy and service agreements, and for payment of all the losses and losses of anticipated profits suffered by the WFOEs as a result of the VIEs or their shareholders’ defaults. If any of the VIEs or their shareholders breach their contractual obligations, such WFOEs, as the pledgees, may, upon issuing written notice, exercise certain remedy measures, including but not limited to being paid in priority with all pledged equity interests based on monetary evaluation or from the proceeds from auction or sale. The shareholders of the VIEs agree that, without the WFOEs’ prior written consent, the shareholders of the VIEs shall not transfer the pledged equity interests or place or permit the existence of any security interests or other encumbrances over the pledged equity interest. The WFOEs may assign all or any of their rights and obligations under the share pledge agreements to their designee(s) at any time. The equity pledge agreements pledge will become effective on the date thereof and will remain in effect until the fulfillment of all the obligations hereunder and under the exclusive option agreements, the voting rights proxy agreements and the exclusive consultancy and service agreements and the full payment of all the losses and losses of anticipated profits suffered by the relevant WFOEs as a result the VIEs or their shareholders’ default.

(2)	Risks in relation to the VIE structures

The Group’s business is conducted through the VIEs (including their subsidiaries, and including the portion of Listing Businesses in the WN VIE and its subsidiaries) of the Group, of which the Company (and its Predecessors before the Reorganization) is the ultimate primary beneficiary. The Company has concluded that (i) the ownership structure of the VIEs is not in violation of any applicable PRC laws or regulations currently in effect and (ii) each of the VIEs Contractual Agreements is valid, binding, and enforceable in accordance with their terms and applicable PRC laws or regulations currently in effect. However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIEs Contractual Agreements and the legal structure to be in violation of any existing or future PRC laws or regulations.

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leveraging the contractual arrangements to operate certain business in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke the business licenses and/or operating licenses of the Group’s PRC entities;

●	impose fines;

●	confiscate any income that they deem to be obtained through illegal operations, or impose other requirements with which the Group may not be able to comply;

●	discontinue or place restrictions or onerous conditions on the Group’s operations;

●	place restrictions on the right to collect revenues;

●	shut down the Group’s servers or block the Group’s mobile app;

●	require the Group to restructure ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the ability to consolidate, derive economic interests from the VIEs and their subsidiaries;

●	restrict or prohibit the use of the proceeds from financing activities to finance the business and operations of the VIEs and their subsidiaries; or

●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIEs. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect, and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, it may lead to changes in PRC laws, regulations, and policies or in the interpretation and application of existing laws, regulations, and policies, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the shareholders of the VIEs fail to perform their obligations under those arrangements. In addition, shareholders of the VIEs are PRC holding entities beneficially owned by the Founder, chairman of the board of directors and chief executive officer of the Company. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIEs depend on shareholder enforcing the contracts. There is a risk that shareholders of VIEs, who in some cases are also shareholders of the Company may have conflict of interests with the Company in the future or fails to perform their contractual obligations. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honor their contractual agreements with the Group and the enforceability, and therefore the benefits, of the contractual agreements also depends on the authorization by the shareholder of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to be the primary beneficiary and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

In accordance with VIEs Contractual Agreements, the Company (1) could exercise all shareholder’s rights of the VIEs and has power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered as the ultimate primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the paid-in capital of the VIEs amounting to approximately nil and nil as of June 30, 2023 and 2024, as well as certain non-distributable statutory reserves amounting to approximately RMB1,568 and RMB9,387 as of June 30, 2023 and 2024. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain business in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The VIEs holds assets with no carrying value in the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue-producing assets). Unrecognized revenue-producing assets held by the VIEs include self-developed App named QiNiu (rebranded from KuaiCai), QianChi (rebranded from BanCai) and JiangZhen, self-developed courses.

The following consolidated financial information of the VIEs after the elimination of inter-company transactions between the VIEs and the subsidiaries of the VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of June 30,
	2023	2024
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	422,076	311,071
Short-term investments	50,213	-
Accounts receivable, net	12,203	16,083
Amounts due from related parties	29,116	4,488
Amounts due from intra-Group companies	-	149,820
Inventory, net	-	6
Prepayments and other current assets	123,734	180,818
Total current assets	637,342	662,286
Property and equipment, net	2,646	1,330
Operating lease right-of-use assets	41,654	26,848
Deferred tax assets	2,084	847
Other non-current assets	12,347	10,945
Total non-current assets	58,731	39,970
TOTAL ASSETS	696,073	702,256
Accounts payables	62,094	61,888
Accrued expenses and other current liabilities	124,532	151,918
Amounts due to intra-Group companies	17,000	32,714
Income tax payable	8,794	9,642
Contract liabilities, current portion	517,213	380,548
Advance from customers	144,397	159,806
Operating lease liabilities, current portion	21,425	23,782
Total current liabilities	895,455	820,298
Contract liabilities, non-current portion	7	11,365
Operating lease liabilities, non-current portion	23,786	6,317
Total non-current liabilities	23,793	17,682
TOTAL LIABILITIES	919,248	837,980

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Revenues:
- earned from third-party customers	2,822,508	2,933,413	3,752,463
- earned from a related party	44,710	147,921	34,107
Total revenues	2,867,218	3,081,334	3,786,570

Cost of revenues and operating expenses
- arising from non intra-Group transactions	(2,576,144)	(2,701,287)	(3,052,384)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements	(230,281)	(392,174)	(673,373)
Total cost of revenues and operating expenses	(2,806,425)	(3,093,461)	(3,725,757)

Net (loss)/income	62,712	(15,092)	69,773

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Cash flows from operating activities:
Net cash provided by transactions with third parties	495,719	548,728	644,984
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements	(239,597)	(415,703)	(713,732)
Net cash provided by operating activities	256,122	133,025	(68,748)

Cash flows from investing activities:
Net cash (used in)/provided by transactions with third parties	(31,836)	9,786	56,305
Net cash (used in)/provided by transactions with related parties	(5,912)	24,386	-
Net cash (used in)/provided by transactions with intra-Group companies*	(155,960)	155,960	(141,984)
Net cash (used in)/provided by investing activities	(193,708)	190,132	(85,679)

Cash flows from financing activities:
Net cash provided by/(used in) transactions with Predecessors	(3,691)	-	-
Net cash used in transactions with third parties	-	(1,530)	(2,250)
Net cash provided by/ (used in) transactions with intra-Group companies	-	17,000	45,672
Net cash provided by/ (used in) financing activities	(3,691)	15,470	43,422

*	During the year ended June 30, 2022, the VIEs transferred RMB155,960 of its excess cash to the WFOEs for cash management purpose, which have been fully collected during the year ended June 30, 2023. During the year ended June 30, 2024, the VIEs transferred RMB141,984 of its excess cash to certain subsidiaries to support their business.